Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	3 Months Ended
Mar. 31, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	5	6
Impairment of other receivables	1	4
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	1
Mining contractor termination costs	-	1
Royalties received (2)	(8)	-
Profit on disposal of the Company's subsidiary ISS International Limited (3)	(2)	-

	(2)	12

Taxation (expense)/benefit on above items	-	-

(1) Indirect taxes and legal claims are in respect of:
Ghana	5
Tanzania		2
Guinea		4

(2) Royalties received are mainly from Newmont Mining Corporation (2009 sale of Boddington Gold mine) and Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine).

(3) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.